GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of General and Administrative Expenses

			Years Ended December 31,
	Notes	2017	2016
Salaries and benefits		$18,318	$12,934
Share-based payments	19	5,657	7,224
Consulting and professional fees		9,028	8,340
Transaction costs	6	—	11,134
Administrative and other		12,785	7,875
		$45,788	$47,507